Implementation of IFRS 9 and IFRS 15 - Reclassifications (Details) £ in Millions	6 Months Ended
Jun. 30, 2018 GBP (£)
Disclosure of initial application of standards or interpretations [line items]
Total In	£ 57,467
Total Out	(57,467)
Debt securities in issue
Disclosure of initial application of standards or interpretations [line items]
AC to FVTPL	(48)
Net reclassification from AC to FVTPL	(48)
Available For Sale Financial Assets [Member]
Disclosure of initial application of standards or interpretations [line items]
Available for sale to FVTPL	(684)
Available for sale to FVOCI	(41,414)
Available for sale to FVTPL and FVOCI	(42,098)
Net reclassification from Available for sale to FVTPL and FVOCI	(42,098)
Other assets
Disclosure of initial application of standards or interpretations [line items]
AC to FVTPL	(655)
Net reclassification from AC to FVTPL	(655)
At fair value through profit or loss | Financial liabilities at fair value through profit or loss
Disclosure of initial application of standards or interpretations [line items]
Reclassification into FVTPL	48
Net reclassification into FVTPL	48
Financial assets at fair value through profit or loss [member] | Financial assets at fair value through profit or loss
Disclosure of initial application of standards or interpretations [line items]
Reclassification into FVTPL	14,447
FVTPL to FVOCI	(1,139)
Net reclassification from FVOCI to FVTPL	13,308
Derivative financial instruments
Disclosure of initial application of standards or interpretations [line items]
FVTPL to FVTPL Der	(360)
Net reclassification from FVTPL to FVTPL Der	(360)
At amortised cost
Disclosure of initial application of standards or interpretations [line items]
Net reclassification from AC to FVOCI and FVTPL	(13,167)
AC to FVOCI and FVTPL	(13,167)
At amortised cost | Loans and advances to customers
Disclosure of initial application of standards or interpretations [line items]
AC to FVTPL	(10,474)
Net reclassification from AC to FVTPL	(10,474)
At amortised cost | Loans and advances to banks
Disclosure of initial application of standards or interpretations [line items]
AC to FVOCI	(90)
Net reclassification from AC to FVOCI and FVTPL	(2,364)
AC to FVTPL	(2,274)
At amortised cost | Debt securities
Disclosure of initial application of standards or interpretations [line items]
AC to FVOCI	(329)
Net reclassification from AC to FVOCI and FVTPL	(329)
Financial assets at FVOCI | Financial assets held at fair value through other comprehensive income
Disclosure of initial application of standards or interpretations [line items]
Reclassification into FVOCI	42,972
Net Reclassification into FVOCI	£ 42,972